Property and Equipment - Depreciation (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 02, 2021	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation	$ 0.2	$ 0.6	$ 0.6	$ 1.5	$ 2.4